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                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                              Phone: (215) 988-2700
                            Facsimile: (215) 988-2757


October 2, 2003


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     RE:      THE GALAXY FUND
              FILE NOS. (33-4806/811-4636)

Ladies and Gentlemen:

     On behalf of The Galaxy Fund (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses, Supplement and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses, Supplement and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on September 26, 2003.

     The Prospectuses, Supplement and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

          (1) Retail A Shares Prospectus dated September 26, 2003 for the Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund;

          (2) Trust Shares Prospectus dated September 26, 2003 for the Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund;


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Securities and Exchange Commission
October 2, 2003
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          (3)  Retail A Shares Prospectus and Supplement dated September 26,
               2003 for the Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund; and

          (4) Retail A, Trust and Prime Shares Statement of Additional Information dated September 26, 2003 for the Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund.

     Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2442.


                                             Very truly yours,


                                             /s/ Edward Searle
                                             -----------------
                                             Edward Searle